Below, the details, by condition and type of credit, debtor sector and interest rate formula, of loans and advances to customers, which reflect the Bank's exposure to credit risk in its main activity, gross of reduction losses to recoverable value (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commercial, and industrial	R$ 215,967,128	R$ 191,281,653	R$ 145,387,439
Real estate-construction	54,738,606	45,791,869	39,720,713
Installment loans to individuals	220,115,963	178,652,145	160,036,668
Lease financing	2,533,004	2,096,359	2,111,840
Total	R$ 493,354,702	R$ 417,822,026	R$ 347,256,660